Pensions and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Retirement Plans [Member]
Components of net periodic benefit cost
Service cost	$ 882	$ 906	$ 722
Interest cost	1,018	908	878
Expected return on plan assets	(1,607)	(1,447)	(1,236)
Amortization of prior service cost (credit)	6	6	6
Amortization of net transition obligation	1	1	1
Recognized actuarial losses	460	681	494
Curtailments and settlements	(17)	0	0
Net periodic benefit cost	743	1,055	865
Other Benefit Plans [Member]
Components of net periodic benefit cost
Service cost	211	196	175
Interest cost	197	151	165
Expected return on plan assets	(7)	(6)	(4)
Amortization of prior service cost (credit)	(34)	(2)	(3)
Amortization of net transition obligation	0	0	0
Recognized actuarial losses	136	111	76
Curtailments and settlements	0	2	0
Net periodic benefit cost	$ 503	$ 452	$ 409